REVENUE	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE	REVENUE
DISAGGREGATED REVENUE

An analysis of revenue is as follows:

(Dollars in millions)	2025	2024	2023
License and other revenue
License Revenue - Novartis	$52.5	$63.3	$—
License Revenue - Janssen	4.9	75.1	35.2
License Revenue - Related party sublicense	26.4	—	—
Other revenue	0.3	6.3	0.1
License and other revenue - Total	84.1	144.7	35.3
Collaboration revenue	944.8	482.6	249.8
Total Revenue	$1,028.9	$627.3	$285.1

An analysis of the timing of transfer of goods or services is as follows:

(Dollars in millions)	2025	2024	2023
Revenue at a point in time	$976.4	$564.0	$285.1
Revenue over time	52.5	63.3	—
Total Revenue	$1,028.9	$627.3	$285.1

Janssen Agreement
The Company entered into the Janssen Agreement to develop and commercialize cilta-cel. The terms of the arrangement include: non-refundable upfront fees of $350.0 million and milestone payments for the achievement of specified manufacturing milestones, specified development milestones, specified regulatory milestones and specified net trade sales milestones of $125.0 million, $215.0 million, $800.0 million and $210.0 million, respectively.

Performance Obligations

The Janssen License revenue from the licensing of intellectual property represents a transaction with a customer and therefore is accounted for in accordance with IFRS 15. The Company identified one performance obligation:

• The transfer of a license of intellectual property, including a technology transfer service

The Company evaluated that the transfer of a license of intellectual property, including a technology transfer service, is a single performance obligation in the Janssen Agreement, which represents a right to use the Company's license as it exists at the point in time that the license is granted. The Company considers this performance obligation is distinct from other collaborative activities as the license has stand-alone value without the Company being further involved in the research and development or other collaborative activities.

Collaboration Revenue

(Dollars in millions)	2025	2024	2023
Collaboration revenue	$944.8	$482.6	$249.8

Collaboration revenue includes the Company's pro-rata share of collaboration net trade sales for which Janssen is the principal in the sale to the customers under Janssen Agreement. Collaboration revenue is recognized at the point in time when control of the goods is transferred by Janssen to the customer.

License Revenue - Janssen

(Dollars in millions)	2025	2024	2023
License Revenue - Janssen	$4.9	$75.1	$35.2

The Company recognized license revenue of $4.9 million for the year ended December 31, 2025 for milestones achieved under the Janssen Agreement. License revenue from the licensing of intellectual property is recognized at a point in time when the achievement of the milestones are no longer constrained (e.g. when the milestone event is highly probable of being achieved, and that it is highly probable a significant reversal of the cumulative revenue recognized for the IFRS 15 contract would not occur).

Transaction Price

The transaction price is fully allocated to the single performance obligation. The following table summarizes the composition of the cumulative total transaction price for the periods presented:

(Dollars in millions)	December 31, 2025	December 31, 2024
The transfer of a license of intellectual property, including a technology transfer service
Upfront Payment	$350.0	$350.0
Milestones	415.0	410.0
Total	$765.0	$760.0
Fixed Consideration:

Upfront payment: Upfront payment is allocated to the single performance obligation in the Janssen Agreement. The upfront fees of $350.0 million were included in the transaction price upon contract inception in 2017 and were recognized when the single performance obligation to deliver the intellectual property, including a technology transfer service, was completed in 2018. The $350.0 million upfront fees were fully received by the Company in 2018.
Milestones: Certain milestone payments were allocated to the single performance obligation in the Janssen Agreement to deliver the license of intellectual property, including the technology transfer service. The initial two milestone payments of $50.0 million, in the aggregate, were included in the transaction price at contract inception in 2017 and were recognized when the single performance obligation was completed in 2018. Subsequently in 2019, an additional two milestone payments of $60.0 million, in the aggregate, were included in the transaction price when the milestones triggered by dosing of a specified number of patients in the CARTITUDE-1 clinical trial were achieved. In 2021, an additional milestone with a payment of $75.0 million was achieved relating to the clinical development of cilta-cel. In 2021, three additional milestone payments amounting to $65.0 million, in the aggregate, were achieved relating to the submission of a Marketing Authorization to the EMA, enrollment of a specified number of patients in the CARTITUDE-5 clinical trial and filing of a drug approval application for a product by the Ministry of Health, Labor and Welfare in Japan. In 2022, additional milestone payments of $50.0 million were achieved in connection with the submission of a NDA to Japan's Pharmaceuticals and Medical Devices Agency, the enrollment of a specified number of patients in the Company’s CARTITUDE-5 clinical trial and in connection with the receipt of a commercialization approval for cilta-cel in the U.S. In 2023, two additional milestone payments amounting to $35.0 million, in the aggregate, were achieved relating to the acceptance of a submission of a supplemental Biologics License Application ("BLA") to the FDA and the acceptance of a submission of a Type II variation application to the EMA. In 2024, two additional milestone payments amounting to $45.0 million and $30.0 million were achieved relating to the FDA's approval of CARVYKTI's label expansion to treat 2L+MM and a development milestone relating to dosing of the fifth patient in a registration study for the second original GDP indication, respectively. In 2025, one additional milestone payment of $5.0 million was achieved relating to the filing of a drug approval application for CARVYKTI by the Ministry of Health, Labour and Welfare in Japan.

Variable Consideration:

Future Milestone payments: As of December 31, 2025, pursuant to the Janssen Agreement, the remaining future contractual milestone payments potentially payable to the Company aggregated to $935.0 million for the achievement of various development, regulatory, manufacturing and net trade sales milestones. More specifically, the future contractual milestones consist of $125.0 million for the achievement of specified manufacturing milestones, $30.0 million for the achievement of specified development milestones, $570.0 million for the achievement of specified regulatory milestones and $210.0 million for the achievement of specified net trade sales milestones. The Company’s development plans and research progress might change from time to time, which would increase the uncertainties of achieving future contractual milestones. Furthermore, the Company assessed that achievement of all the remaining contractual milestones is highly uncertain and the related milestone payments are not included in the transaction price. The milestone is achieved when the triggering event described in the agreement occurs.
Novartis License Agreement

On November 10, 2023, the Company, through its wholly owned subsidiary, Legend Biotech Ireland Limited, entered into a License Agreement with Novartis Pharma AG (the "Novartis License Agreement"). The Company granted Novartis the worldwide rights to develop, manufacture and commercialize LB2102 and other potential chimeric antigen receptor T-cell (CAR-T) therapies selectively targeting DLL-3.

    The Novartis License Agreement was effective on December 28, 2023, with a $100.0 million receivable initially recorded, representing the Novartis non-refundable upfront payment received before December 31, 2024. Novartis has also agreed to pay up to $1.01 billion in milestone payments upon achievement of specified clinical, regulatory and commercial milestones, as well as tiered royalties on net sales.

The Company determined that any milestone payments will be recognized when the milestone is achieved as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price.
The Company determined that any sales-based royalties will be recognized when the related sales occur as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price.

Under the Novartis License Agreement, the Company will conduct the Legend Phase 1 Trial and Novartis will conduct all other development, manufacture and commercialization for the licensed product(s).

Performance Obligations

The Novartis License Agreement represents a transaction with a customer and therefore is accounted for in accordance with IFRS 15. The Company has concluded that there are two distinct performance obligations.

• Performance Obligation 1 (PO1) - A combined performance obligation that includes Licensing of intellectual property and performing Legend Phase 1 clinical trial for LB2102 in the United States.

The Company evaluated that the license (inclusive of know-how) and the delivery of final Documents which includes performing a Phase 1 clinical trial in the United States for LB2102 (the “Legend Phase 1 Trial”), is a single performance obligation in the Novartis License Agreement, which represents a right to use the Company’s license over time after the license is granted and the Legend Phase 1 Trial is ongoing. Revenue from licenses is recognized when the value of the right to use of the license is transferred to the customer which occurs over time during the Phase 1 trial.

• Performance Obligation 2 (PO2) - Supply of materials

The supply of materials to Novartis under the Novartis License Agreement is included in other revenue above and was completed in 2024.

License Revenue - Novartis

(Dollars in millions)	2025	2024	2023
License Revenue - Novartis	$52.5	$63.3	$—

The Company recognized license revenue under the Novartis License Agreement of $52.5 million for the year ended December 31, 2025 due to progress toward the satisfaction of the performance obligation satisfied over time. The Company recognizes revenue for licensing of intellectual property and completion of Legend Phase 1 Trial over time using the percentage of completion method using the input method (costs). The model used is based on budgeted R&D costs during the Legend Phase 1 Trial.

Of the $52.5 million recognized for the year ended December 31, 2025, $46.9 million was fully included in the contract liabilities at the beginning of the fiscal year.

Contract balances

The Company recognizes revenue over time for the Legend Phase 1 Trial as discussed in Performance Obligation 1, with payments received based on pre-determined milestones. These milestones are intended to align with the Legend Phase 1 trial's progress but do not contractually match the timing of performance obligations.

Performance obligations are satisfied over the course of the Legend Phase 1 Trial. Payments are received at key milestones for patient dosing, leading to timing differences. Due to these timing differences, the Company records contract liabilities for payments received in advance.

During the year ended December 31, 2025, Contract liabilities decreased as the Company satisfied performance obligations and recognized $52.5 million as revenue for payments was received in advance. The net decrease of Contract liabilities was offset by an increase of $12.8 million due to the achievement of milestones and approximately $4.4 million of foreign exchange alignment.

Transaction Price

The following table summarizes the composition of the total transaction price for the periods presented:

(Dollars in millions)	December 31, 2025	December 31, 2024
PO1: Licensing of intellectual property and performing Legend Phase 1 trial
Upfront Payment	$100.0	$100.0
Actual incurred reimbursable development costs	31.7	20.4
Highly probable reimbursable development costs	2.1	11.4
PO1: Total	$133.8	$131.8

PO2: Supply of materials	$6.2	$6.2
Total	$140.0	$138.0

The transaction price is allocated to the two performance obligations (PO1) $133.8 million and (PO2) $6.2 million, respectively. The Company re-evaluates the transaction price including the variable consideration constraints at the end of each reporting period. The difference between the $140.0 million transaction price and the $137.9 million fixed consideration is the variable consideration of $2.1 million that is included in the transaction price.

PO1 Fixed Consideration: In accordance with the Novartis License Agreement, the Company received a $100.0 million up-front payment from Novartis upon the Novartis License Agreement becoming effective. The Company determined this upfront payment represents fixed consideration to be included in the transaction price in accordance with IFRS 15 as the payment is non-refundable and represents consideration in exchange for the Company providing Novartis delivery of the license (inclusive of know-how). Additionally, Novartis has agreed to reimburse the Company for development costs incurred or paid by the Company prior to, on or after the effective date of the agreement and until the completion of the Legend Phase 1 Trial in the amount of up to $33.8 million. As such, Legend Phase 1 actual costs incurred to date of $31.7 million will be reimbursed by Novartis and therefore the related reimbursements became fixed and are included in the transaction price.

PO1 Variable Consideration: As noted above Novartis has agreed to reimburse the Company for development costs incurred or paid by the Company prior to, on or after the effective date of the agreement and until the completion of the Legend Phase 1 Trial in the amount of up to $33.8 million. Given it is contractually agreed upon, the Company includes, as variable consideration, the expected amount it will be reimbursed by Novartis for the Legend Phase 1 Trial. The Company concluded that the development costs that are highly probable of being achieved should be included in the transaction price. Therefore, the Company has included the estimate of cost reimbursement for the R&D in the transaction price for the estimated expenses through the end of 2026; totaling $2.1 million. There are no remaining constrained R&D costs as of December 31, 2025.

PO2 Fixed Consideration: Given that the supply of materials was contractually agreed upon with a maximum transaction price of $6.2 million and fully exhausted in 2024, there is no remaining variable consideration for PO2 in 2025

The following table summarizes the allocation of the total transaction price to the identified performance obligations under the arrangement, and the amount of the transaction price unsatisfied for the periods presented:

(Dollars in millions)	December 31, 2025	December 31, 2024
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial	$17.9	$68.5
PO2: Supply of materials	—	0.3
Total	$17.9	$68.8
Remaining unsatisfied performance obligation	$17.9	$68.8

The entity expects to recognize as revenue the remaining unsatisfied performance obligation for PO1 during the following time bands:

(Dollars in millions)	2025	2024
Amounts expected to be recognized as revenue:
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Within 1 year	$17.9	$56.3
1 - 2 years	—	12.2
2 - 3 Years		—
3 - 4 years	—	—
After 4 years	—	—
Total	$17.9	$68.5

The transaction price for the period presented is allocated to the remaining performance obligations which are expected to be recognized as revenue relate to Novartis License Agreement, of which the performance obligations are to be satisfied until the completion of Legend Phase 1 trial for LB2102, which is estimated to be 3 years from inception. As part of the Novartis License Agreement, the Company allocated the transaction price to performance obligations based on the estimated stand-alone selling prices of promised goods or services and specifically the residual approach for this performance obligation. The amounts disclosed above do not include variable consideration which is constrained. The Company re-evaluates the transaction price at the end of each reporting period.

The Company has recognized all revenue for performance obligation for PO2 (supply of materials), as the obligation has been completed.

License Revenue - Related Party Sublicense

The Company recognized related party sublicense revenue in the amount of $26.4 million for the year ended December 31, 2025 under a license agreement where the related party is required to remit to the Company 10.0% of license payment it earns from sublicensing to third parties the specified patents and related know-how that are included in the agreement. The license revenue was recognized at the time when the related party received the payment from its licensor.